Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 450.3	€ 552.0	€ 376.9
Cash flows relating to exceptional items	(48.8)	(12.1)	(15.9)
Tax paid	(95.2)	(82.9)	(45.6)
Net cash flows from operating activities	306.3	457.0	315.4
Cash flows from investing activities
Business combinations, net of cash acquired	(597.3)	(112.9)	(1.5)
Purchase of property, plant and equipment and intangibles	(79.2)	(58.7)	(47.3)
Purchase of investments	0.0	(25.0)	(25.0)
Redemption of investments	16.5	25.2	0.0
Net cash used in investing activities	(660.0)	(171.4)	(73.8)
Cash flows from financing activities
Proceeds from issuance of Ordinary Shares	0.0	0.6	354.1
Share issuance costs	0.0	0.0	(11.1)
Repurchase of ordinary shares	(77.6)	(608.6)	0.0
Income taxes paid (refund), classified as financing activities	(22.6)	(19.2)	0.0
Proceeds from new loans and notes	800.0	0.0	2.0
Repayment of loan principal	(408.7)	(11.7)	(22.2)
Payments of lease liabilities, classified as financing activities	(19.4)	(20.3)	(21.8)
Payment of financing fees	(18.7)	0.0	0.0
Interest paid	(36.7)	(50.2)	(48.4)
Interest received	0.1	0.7	2.4
Other financing cash flows	(2.0)	(6.1)	(3.6)
Net cash provided by/(used in) financing activities	214.4	(714.8)	251.4
Net (decrease)/increase in cash and cash equivalents	(139.3)	(429.2)	493.0
Cash and cash equivalents at beginning of period	393.2	824.8	327.6
Effect of exchange rate fluctuations	11.0	(13.1)	4.2
Cash and cash equivalents at end of period	254.2	393.2	824.8
Cash and cash equivalents if different from statement of financial position	€ 254.2	€ 382.5	€ 824.8